INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2020	2021
Intangible assets with indefinite lives:
Brand names (Note 3)	5,319	5,010
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	356	366
Favorable lease agreements from sublease	12	11
Purchased software	108	142
Other intangible assets	70	70
Total	6,057	5,791
Less: Accumulated amortization	112	163
Less: Accumulated impairment loss(Note2)	—	243
Total	5,945	5,385

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements.

Amortization expense of intangible assets for the years ended December 31, 2019, 2020 and 2021 amounted to RMB16, RMB62, and RMB65, respectively.

The annual estimated amortization expense for the above intangible assets excluding brand names and master brand agreement for the following years is as follows:

Amortization for Intangible Assets
2022	37
2023	36
2024	32
2025	31
2026	28
Thereafter	180
Total	344